SECURITIES AND EXCHANGE

                                   COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                                   COVER PAGE



         Report for the Calendar Year or Quarter Ended: June 30, 2001.



         Check here if Amendment              [X];   Amendment Number:1

         This Amendment (Check only one.):    [ ]    is a restatement

                                              [X]    adds new holdings entries.



         Institutional Investment Manager Filing this Report:



         Name                        Brahman Capital Corp.

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         Address                     350 Madison Avenue, 22nd Floor

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                                     New York, NY 10017

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                  Form 13F File Number:      28- 4455



 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

 correct and complete, and that it is understood that all required items,

 statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:



         Name:                      William D'Eredita

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         Title:                     Chief Financial Officer

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         Phone:                     (212) 681-9797

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         Signature, Place, and Date of Signing:



         ___/s/ William D'Eredita_      ___New York__      __09/07/2001________

            William D'Eredita

            [Signature]                  [City, State]         [Date]





         Report Type (Check only one.):



          [X] 13F HOLDINGS  REPORT.  (Check here if all  holdings of this reporting manager are reported in this report.)



          [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



          [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

          THIS AMENDMENT SHALL SUPPLEMENT THE PREVIOUS FILING AND HEREBY RESUBMIT HOLDINGS THAT WERE NOT SUBMITTED IN FULL IN THE PREVIOUS FILING DUE TO AN ELECTRONIC TRANSMISSION ERROR .

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                                    FORM 13F     NAME OF REPORTING MANAGER:              BRAHMAN CAPITAL CORP.
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



   Item 1                              Item 2       Item 3       Item 4          Item 5



                                                                                 Shares or
                                       Title        CUSIP      Fair Market       Principal
   Name of Issuer                     of Class      Number        Value          Amount
-------------------------------------------------------------------------------------------


EQITABLE RESOURCES INC                COMMON       294549-10-0  36,061,406.00     1,082,600
PLAIN ALL AMERICAN PIPELINE           COMMON       726503-10-5     173,625.00         7,500
PUBLIC SERVICE ENT GROUP              COMMON       744573-10-6     122,250.00         2,500


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

                                                   Item 6              Item 7                Item 8
                                      -----------------------------            -------------------------------


                                      a) Sole  b) Shared c) Shared-   Managers   a) Sole  b) Shared  c) Shared-
                                               As Defined  Other     See Instr.            As Defined     Other
                                                     in Instr. V          V                in Instr. V
                                     -------------------------------------------------------------------------


EQUITABLE RESOURCES INC                    x                              1         x
PLAIN ALL AMERICAN PIPELINE                x                              1         x
PUBLIC SERVICE ENT GROUP                   x                              1         x



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